Fair Value Measurements (Details) - USD ($) $ in Millions	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Fair Value Disclosures [Abstract]
Change in fair value of derivative warrant liabilities		$ 1.8
Dividend rate		0.00%
Increase decrease in fair value of derivative warrant liabilities	$ 3.6		$ 4.4